Filed pursuant to Rule 497(e)

File Nos. 033-44909 and 811-06520

AMG FUNDS I

AMG Managers Brandywine Fund

AMG Managers Brandywine Blue Fund

Supplement dated February 27, 2017 to the

Prospectus and Statement of Additional Information, each dated February 1, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers Brandywine Fund and AMG Managers Brandywine Blue Fund, each a series of AMG Funds I (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective immediately, Class S shares of each Fund are hereby renamed Class I shares, and all references to Class S shares of each Fund in the Prospectus and SAI are hereby superseded with references to Class I shares.

Also effective immediately, the Prospectus is hereby revised as follows:

The second paragraph of the section under “Summary of the Funds – AMG Managers Brandywine Fund” titled “Performance” is hereby deleted and replaced with the following:

The performance information shown for the Fund’s Class I shares (formerly Class S shares, which were renamed Class I shares on February 27, 2017 (formerly shares of the Fund’s sole share class, which were reclassified and redesignated as Class S shares on October 1, 2016)) includes historical performance of the Fund for periods prior to October 1, 2013, which was the date the Fund was reorganized from Brandywine Fund, a series of Brandywine Fund, Inc. (the “Predecessor Brandywine Fund”), to the Fund.

The second paragraph of the section under “Summary of the Funds – AMG Managers Brandywine Blue Fund” titled “Performance” is hereby deleted and replaced with the following:

The performance information shown for the Fund’s Class I shares (formerly Class S shares, which were renamed Class I shares on February 27, 2017 (formerly shares of the Fund’s sole share class, which were reclassified and redesignated as Class S shares on October 1, 2016)) includes historical performance of the Fund for periods prior to October 1, 2013, which was the date the Fund was reorganized from Brandywine Blue Fund, a series of Brandywine Blue Fund, Inc. (the “Predecessor Brandywine Blue Fund”), to the Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST404